HEWITT SERIES TRUST

PERFORMANCE AS OF 6/30/02                                       THIRTY-DAY YIELD
--------------------------------------------------------------------------------

Hewitt Money Market Fund                                                   1.07%
Hewitt Institutional Money Market Fund                                     1.57%

The thirty-day yield is an annualized yield for the thirty-day period ended June 30, 2002. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

During the first few months of 2002, the U.S. economy began showing signs of recovery. In response, the Federal Reserve Board (the "Fed") left interest rates unchanged for the first time in twelve months and shifted its risk assessment to a neutral stance. As the reporting period unfolded, however, indications of a slower economy emerged. Despite an annualized economic growth rate of approximately 4.3% in the first half of the year, the economic outlook was uncertain. Consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. In the face of continued economic weakness, the Fed left its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and moved the bias to neutral.

Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, expectations of Fed tightening were soon priced into the money market yield curve. The Money Market Fund (the "Fund") purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound.

The Fund saw strong performance during the reporting period. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase beginning early in the third quarter, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike is greater.

Looking ahead, the combination of financial market unrest, slower economic growth, and stable inflation has pushed the probability of tightening into the future. The probability that the Fed will leave rates unchanged through year end is increasing, and there is even discussion of the potential for further monetary easing. As opportunities arise, we will continue to extend the portfolio while watching for consistent data to signal a true acceleration of economic growth.

The Funds are "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors ("BFGA") is the investment advisor for the Master Portfolio.

                               HEWITT SERIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)



                                            HEWITT MONEY  HEWITT INSTITUTIONAL
                                            MARKET FUND    MONEY MARKET FUND
                                            ------------  --------------------

ASSETS
Investments:

In Money Market Master Portfolio
  ("Master Portfolio"), at market value
  (Note 1) .............................     $ 70,683,669     $104,867,338
Receivables:
    Due from Hewitt Associates
      LLC (Note 2)......................          18,357           30,650
Other assets ...........................           37,998             --
                                             ------------     ------------
TOTAL ASSETS ...........................       70,740,024      104,897,988
                                             ------------     ------------
LIABILITIES
Payables:

    Distribution to shareholders .......           57,489          135,530
    Due to Trustees ....................            3,377            3,530
    Accrued shareholder servicing
      fees .............................           43,073           51,829
    Distribution fees (Note 2) .........           43,073             --
Accrued expenses .......................             --             16,867
                                             ------------     ------------
TOTAL LIABILITIES ......................          147,012          207,756
                                             ------------     ------------
NET ASSETS .............................     $ 70,593,012     $104,690,232
                                             ============     ============
Net assets consist of:
    Paid-in capital ....................     $ 70,591,012     $104,658,482
    Undistributed net investment
      income ...........................             --             28,438
    Undistributed net realized gain on
      investments ......................            2,000            3,312
                                             ------------     ------------
NET ASSETS .............................     $ 70,593,012     $104,690,232
                                             ============     ============
Shares outstanding .....................       70,591,039        1,039,696
                                             ============     ============
Net asset value and offering price per
  share ................................     $       1.00     $     100.69
                                             ============     ============


   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                            HEWITT MONEY  HEWITT INSTITUTIONAL
                                            MARKET FUND    MONEY MARKET FUND
                                            ------------  --------------------

NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO
    Interest ...........................     $   675,628      $ 1,044,271
    Expenses ...........................         (33,623)         (51,773)
                                             -----------      -----------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO .....................         642,005          992,498
                                             -----------      -----------
FUND EXPENSES (NOTE 2)
    Advisory and administration fees ...         100,811           51,767
    Shareholder servicing fees .........          84,009          103,534
    Distribution costs .................          84,009             --
    Fund accounting & transfer agent
      fees .............................          42,071           38,917
    Legal fees .........................          14,842           16,396
    Audit fees .........................           7,193            8,295
    Printing costs .....................          12,308           11,244
    Registration costs .................          25,268            7,592
    Trustee fees .......................           4,887            4,887
    Other expenses .....................           2,511              543
                                             -----------      -----------
TOTAL FUND EXPENSES ....................         377,909          243,175
                                             -----------      -----------
Less:
    Fees reimbursed by Hewitt Associates
      LLC (Note 2) .....................         (92,292)         (61,987)
                                             -----------      -----------
TOTAL NET EXPENSES .....................         285,617          181,188
                                             -----------      -----------
NET INVESTMENT INCOME ..................         356,388          811,310
                                             -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIO
    Net realized gain ..................             164              269
                                             -----------      -----------
Net gain on investments ................             164              269
                                             -----------      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................     $   356,552      $   811,579
                                             ===========      ===========


   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 HEWITT INSTITUTIONAL
                                        HEWITT MONEY MARKET FUND                  MONEY MARKET FUND
                                  ------------------------------------  --------------------------------------
                                   FOR THE SIX                            FOR THE SIX
                                   MONTHS ENDED         FOR THE           MONTHS ENDED          FOR THE
                                  JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002         YEAR ENDED
                                   (UNAUDITED)     DECEMBER 31, 2001      (UNAUDITED)      DECEMBER 31, 2001
                                  --------------  --------------------  ----------------  --------------------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net investment income ......     $     356,388      $   2,044,619      $     811,310      $   3,896,734
  Net realized gain ..........               164              1,836                269              3,062
                                   -------------      -------------      -------------      -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..           356,552          2,046,455            811,579          3,899,796
                                   -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income ...................          (356,388)        (2,019,019)          (811,318)        (3,896,734)
                                   -------------      -------------      -------------      -------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS ...............          (356,388)        (2,019,019)          (811,318)        (3,896,734)
                                   -------------      -------------      -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Net capital share
    transactions (Note 3) ....         4,338,363          8,361,987         (4,594,982)         5,625,950
                                   -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS ...............         4,338,363          8,361,987         (4,594,982)         5,625,950
                                   -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET
  ASSETS .....................         4,338,527          8,389,423         (4,594,721)         5,629,012
NET ASSETS:
Beginning of period ..........        66,254,485         57,865,062        109,284,953        103,655,941
                                   -------------      -------------      -------------      -------------
END OF PERIOD ................     $  70,593,012      $  66,254,485      $ 104,690,232      $ 109,284,953
                                   =============      =============      =============      =============
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET
  ASSETS AT END OF PERIOD ....     $        --        $        --        $      28,438      $      28,446
                                   =============      =============      =============      =============


   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            HEWITT MONEY MARKET FUND


                                        SIX MONTHS                           PERIOD FROM
                                          ENDED                            DEC. 4, 2000(A)
                                      JUN. 30, 2002        YEAR ENDED             TO
                                       (UNAUDITED)       DEC. 31, 2001      DEC. 31, 2000
                                     ----------------   ----------------  -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................     $     1.00          $     1.00       $     1.00
                                        ----------          ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .........           0.01                0.03             0.00(b)
                                        ----------          ----------       ----------
Total from investment operations ..           0.01                0.03             0.00
                                        ----------          ----------       ----------
LESS DISTRIBUTIONS:
    From net investment income ....          (0.01)              (0.03)           (0.00)(b)
                                        ----------          ----------       ----------
TOTAL DISTRIBUTIONS ...............          (0.01)              (0.03)           (0.00)
                                        ----------          ----------       ----------
NET ASSET VALUE, END OF PERIOD ....     $     1.00          $     1.00       $     1.00
                                        ==========          ==========       ==========
TOTAL RETURN ......................           0.53%(c)            3.36%            0.47%(c)
                                        ==========          ==========       ==========
Ratios/Supplemental data:
    Net assets, end of period
      (000s) ......................     $   70,593          $   66,254       $   57,865
    Ratio of expenses to average
      net assets(1) ...............           0.95%(d)            0.95%            0.95%(d)
    Ratio of net investment income
      to average net assets(2) ....           1.07%(d)            3.31%            5.77%(d)
--------------------------------------------------------------------------------
(1) Ratio of expenses to average
    net assets prior to waived fees
    and reimbursed expenses .......           1.23%(d)            2.90%            5.18%(d)
(2) Ratio of net investment income
    (loss) to average net assets
    prior to waived fees and
    reimbursed expenses ...........           0.79%(d)            1.36%            1.54%(d)
--------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Rounds to less than $0.01.
(c)  Not annualized.
(d)  Annualized.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                     HEWITT INSTITUTIONAL MONEY MARKET FUND


                              SIX MONTHS
                                 ENDED
                             JUN. 30, 2002       YEAR ENDED        YEAR ENDED         PERIOD ENDED         YEAR ENDED
                              (UNAUDITED)       DEC. 31, 2001    DEC. 31, 2000(E)  DEC. 31, 1999(A)(E)  FEB. 28, 1999(B)(C)
                             -------------      -------------    ----------------  -------------------  -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ...     $    100.70        $    100.68       $    100.52         $   100.30          $   100.00
                              -----------        -----------       -----------         ----------          ----------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment

      income ............            0.78               3.86              5.73               3.90                1.97
    Net realized and
      unrealized gain
      (loss) on
      investments .......           (0.01)              0.02              0.13               0.22                 --
                              -----------        -----------       -----------         ----------          ----------
Total from investment
  operations ............            0.77               3.88              5.86               4.12                1.97
                              -----------        -----------       -----------         ----------          ----------
LESS DISTRIBUTIONS:
    From net investment
      income ............           (0.78)             (3.86)            (5.70)             (3.90)              (1.67)
                              -----------        -----------       -----------         ----------          ----------
TOTAL DISTRIBUTIONS .....           (0.78)             (3.86)            (5.70)             (3.90)              (1.67)
                              -----------        -----------       -----------         ----------          ----------
NET ASSET VALUE, END OF
  PERIOD ................     $    100.69        $    100.70       $    100.68         $   100.52          $   100.30
                              ===========        ===========       ===========         ==========          ==========
TOTAL RETURN ............            0.78%(c)           3.93%             6.12%              4.18%(c)            1.98%(c)
                              ===========        ===========       ===========         ==========          ==========
Ratios/Supplemental data:
    Net assets, end of
      period (000s) .....     $   104,690        $   109,285       $   103,656         $   43,068          $   10,949
    Ratio of expenses to
      average net
      assets(1) .........            0.45%(d)           0.45%             0.45%              0.44%(d)            0.45%(d)
    Ratio of net
      investment income
      to average net
      assets(2) .........            1.58%(d)           3.82%             6.05%              5.03%(d)            4.86%(d)
-------------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses ............            0.57%(d)           0.60%             0.59%              0.72%(d)            1.62%(d)
(2) Ratio of net
    investment income
    (loss) to average net
    assets prior to
    waived fees and
    reimbursed
    expenses ............            1.46%(d)           3.67%             5.91%              4.75%(d)            3.69%(d)
-------------------------------------------------------------------------------------------------------------------------

(a) For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)  Not annualized.
(d)  Annualized.
(e)  Institutional Class Shares through December 4, 2000.

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

    Institutional Money Market Fund ceased offering Administrative Class shares on December 1, 2000. On December 4, 2000, all Administrative Class shares were redeemed and shareholders of these shares reinvested proceeds into the Money Market Fund.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (3.32% and 4.93% for the Money Market Fund and the Institutional Money Market Fund, respectively as of June 30, 2002).

    The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Fund records daily, its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

    The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

FEDERAL INCOME TAXES

    The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

                              HEWITT SERIES TRUST
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2002.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

    Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2002, Hewitt Associates reimbursed the Money Market Fund $92,292 for expenses related to this agreement.

    Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. This agreement expires on August 23, 2002, and may not be modified or terminated without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2002, Hewitt Associates reimbursed the Institutional Money Market Fund $51,767 for expenses related to this agreement and $10,220 for expenses allocated from the Master Portfolio.

    Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

    Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

                              HEWITT SERIES TRUST
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

    Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund.

    The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. CAPITAL SHARE TRANSACTIONS

    As of June 30, 2002, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

HEWITT MONEY MARKET FUND



                                      SIX MONTHS ENDED
                                       JUNE 30, 2002                   YEAR ENDED
                                        (UNAUDITED)                 DECEMBER 31, 2001
                                ---------------------------    ---------------------------
                                   SHARES         AMOUNT          SHARES         AMOUNT
                                ------------   ------------    ------------   ------------
Shares Issued and Redeemed:
Shares sold ..................    24,859,574   $ 24,859,574      38,776,455   $ 38,776,455
Shares issued in reinvestments
  of dividends ...............       301,165        301,165       2,019,019      2,019,019
Shares redeemed ..............   (20,822,376)   (20,822,376)    (32,433,460)   (32,433,487)
                                ------------   ------------    ------------   ------------
Net increase .................     4,338,363   $  4,338,363       8,362,014   $  8,361,987
                                ============   ============    ============   ============


HEWITT INSTITUTIONAL MONEY MARKET FUND



                                           SIX MONTHS ENDED
                                             JUNE 30, 2002                          YEAR ENDED
                                              (UNAUDITED)                        DECEMBER 31, 2001
                                   --------------------------------      --------------------------------
                                      SHARES             AMOUNT             SHARES              AMOUNT
                                   -------------      -------------      -------------      -------------
Shares Issued and Redeemed:
Shares sold ..................         1,690,492      $ 170,325,738          3,166,599      $ 319,321,630
Shares issued in reinvestments
  of dividends ...............             6,711            675,789             38,709          3,896,734
Shares redeemed ..............        (1,742,813)      (175,596,509)        (3,149,514)      (317,592,414)
                                   -------------      -------------      -------------      -------------
Net increase/decrease ........           (45,610)     $  (4,594,982)            55,794      $   5,625,950
                                   =============      =============      =============      =============


                          MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2002 (UNAUDITED)

                             SCHEDULE OF INVESTMENTS

SECURITY                                  FACE AMOUNT      VALUE
--------                                  -----------  --------------
CERTIFICATES OF DEPOSIT--12.46%
Bank of Nova Scotia
  2.96%, 03/28/03                        $20,000,000  $  19,992,669
Bayerische Hypo-Und Vereinsbank AG
  2.20%, 10/08/02                         10,000,000     10,000,000
Canadian Imperial Bank
  1.82%, 07/30/02                         30,000,000     30,000,000
  2.52%, 05/14/03                         15,000,000     14,982,501
Chase Manhattan Bank USA
  1.81%, 10/18/02                         15,000,000     15,000,000
  1.82%, 10/21/02                         15,000,000     15,000,000
Comerica Bank
  3.71%, 09/17/02                         10,000,000     10,003,002
Commerzbank AG
  1.87%, 11/25/02                         40,000,000     40,001,642
Deutsche Bank AG
  1.79%, 07/24/02                         20,000,000     20,000,000
Dresdner Bank AG
  2.04%, 09/09/02                         10,000,000      9,999,802
  2.53%, 10/15/02                         10,000,000     10,015,503
Societe Generale
  3.88%, 07/29/02                         15,000,000     14,996,843
Toronto-Dominion Bank
  2.04%, 11/13/02                         10,000,000     10,000,000
UBS AG
  2.78%, 03/17/03                         10,000,000     10,000,000
  3.81%, 07/29/02                         20,000,000     20,032,379
World Savings Bank
  1.78%, 07/08/02                         15,000,000     14,999,925
                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $265,024,266)                                  265,024,266
                                                       ------------
COMMERCIAL PAPER--50.30%
Amstel Funding Corp.
  1.83%, 07/31/02                         20,000,000     19,967,378
  1.83%, 09/11/02                         10,000,000      9,962,383
  1.84%, 08/26/02                         10,000,000      9,970,356
  1.92%, 07/11/02                         10,000,000      9,993,600




SECURITY                              FACE AMOUNT       VALUE
--------                              -----------   --------------
  1.93%, 07/05/02                     $10,000,000     $ 9,996,783
  1.95%, 07/05/02                      15,000,000      14,995,125
  2.03%, 11/15/02                      10,000,000       9,921,619
Banque Generale du Luxembourg
  1.80%, 09/10/02                      25,000,000      24,908,750
  1.82%, 07/11/02                      20,000,000      19,987,867
Dorada Finance Inc.
  1.80%, 09/10/02                      20,000,000      19,927,000
  1.85%, 09/03/02                       4,500,000       4,484,737
  1.94%, 07/08/02                      10,000,000       9,995,150
Edison Asset Securitization Corp.
  1.95%, 07/08/02                       2,624,000       2,622,720
Enterprise Funding Corp.
  1.80%, 07/01/02                      25,243,000      25,240,476
  1.80%, 07/15/02                      25,000,000      24,980,000
  1.80%, 09/19/02                      11,515,000      11,467,788
Florens Container Inc.
  1.83%, 07/23/02                      15,000,000      14,981,700
Formosa Plastics Corp.
  1.82%, 07/24/02                      18,000,000      17,977,250
Forrestal Funding Corp.
  1.84%, 07/22/02                      10,000,000       9,988,244
  1.96%, 07/01/02                       9,053,000       9,052,015
Fortis Funding SA
  1.79%, 07/09/02                       8,000,000       7,996,022
GE Capital International
  1.86%, 07/10/02                      25,000,000      24,985,792
  1.94%, 07/02/02                      25,000,000      24,995,958
  2.00%, 10/29/02                      25,000,000      24,830,556
General Electric Capital Corp.
  1.78%, 07/22/02                      30,000,000      29,965,883
  1.93%, 07/08/02                      20,000,000      19,990,350
  1.93%, 12/10/02                      50,000,000      49,560,389
  2.06%, 12/17/02                      15,000,000      14,853,225
Intrepid Funding
  1.80%, 07/22/02                      15,025,000      15,007,721
  1.80%, 09/18/02                       6,857,000       6,829,229


                          MONEY MARKET MASTER PORTFOLIO

                           JUNE 30, 2002 (UNAUDITED)
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                FACE AMOUNT      VALUE
--------                                -----------   ------------
K2 USA LLC
  1.92%, 09/03/02                       $ 2,958,000    $ 2,947,588
  2.04%, 09/09/02                        18,000,000     17,926,380
Links Finance LLC
  2.00%, 11/27/02                        10,000,000      9,916,111
Loch Ness LLC
  1.82%, 08/12/02                         9,680,000      9,658,467
  1.85%, 08/27/02                        31,151,000     31,056,552
  1.85%, 09/30/02                        10,853,000     10,801,132
  1.98%, 10/23/02                         4,846,000      4,815,083
  1.98%, 10/30/02                         8,231,000      8,175,318
  1.98%, 11/15/02                         9,624,000      9,550,425
  1.99%, 12/10/02                         5,326,000      5,277,717
  2.07%, 12/02/02                         5,056,000      5,010,648
Market Street Funding Corp.
  1.93%, 07/01/02                        25,000,000     24,997,320
Moat Funding LLC
  1.80%, 07/24/02                         5,465,000      5,458,169
  1.84%, 09/03/02                        15,000,000     14,949,400
  1.85%, 07/23/02                        10,000,000      9,987,667
  1.88%, 07/08/02                        20,000,000     19,990,600
  1.90%, 12/05/02                        15,000,000     14,874,125
Nationwide Building Society
  1.80%, 07/19/02                        15,000,000     14,985,000
  1.91%, 12/09/02                        10,000,000      9,913,520
Quincy Capital Corp.
  1.83%, 08/09/02                        27,749,000     27,691,166
Sigma Finance Inc.
  1.84%, 09/03/02                        10,000,000      9,966,267
  1.88%, 07/10/02                        10,000,000      9,994,255
  1.98%, 08/13/02                        10,000,000      9,975,312
  2.04%, 11/07/02                        20,000,000     19,851,533
Silver Tower US Funding LLC
  1.81%, 09/24/02                        13,000,000     12,943,136
  1.84%, 11/18/02                        20,000,000     19,854,844
  1.89%, 08/23/02                        10,000,000      9,971,125
Special Purpose Accounts Receivable
  Corp.
  1.82%, 09/10/02                         16,000,000     15,940,951



SECURITY                                FACE AMOUNT      VALUE
--------                                -----------  --------------
Stellar Funding Group Inc.
  1.84%, 08/30/02                       $10,283,000  $   10,250,414
  1.84%, 09/03/02                         6,978,000       6,954,461
  1.85%, 07/15/02                         5,042,000       5,037,854
  1.85%, 07/22/02                         4,859,000       4,853,257
  1.85%, 08/21/02                         7,053,000       7,033,791
  1.85%, 08/29/02                         5,410,000       5,393,041
  1.85%, 08/30/02                         6,283,000       6,262,982
  1.87%, 09/20/02                         4,819,000       4,798,223
  1.95%, 12/12/02                         4,925,000       4,880,716
Svenska Handelsbanken Inc.
  1.82%, 07/29/02                        20,000,000      19,969,667
  1.94%, 12/04/02                         4,000,000       3,965,942
  1.94%, 12/10/02                        18,000,000      17,840,920
Swedish Export Credit Corp.
  1.80%, 08/15/02                         6,105,000       6,090,653
Thames Asset Global Securitization Inc.
  1.80%, 07/01/02                         7,665,000       7,664,233
  1.82%, 09/04/02                         8,691,000       8,661,562
  1.85%, 08/01/02                         9,189,000       9,173,417
  1.85%, 11/18/02                        20,000,000      19,854,056
  1.86%, 11/18/02                        15,000,000      14,889,950
Variable Funding Capital Corp.
  1.79%, 07/18/02                        20,000,000      19,981,105
  1.87%, 07/11/02                        20,000,000      19,987,533
                                                      -------------
TOTAL COMMERCIAL PAPER
  (Cost: $1,069,459,654)                              1,069,459,654
                                                      -------------
MEDIUM TERM NOTES--8.49%
Beta Finance Co. Ltd.
  2.54%, 10/16/02                        15,000,000      15,000,000
  3.67%, 09/10/02                        15,000,000      15,000,000
Dorada Finance Inc.
  2.73%, 04/17/03                        25,000,000      24,996,000
  4.08%, 07/16/02                         5,000,000       5,000,000
General Electric Capital Corp.
  2.21%, 01/23/03                        10,000,000      10,000,000


                          MONEY MARKET MASTER PORTFOLIO

                           JUNE 30, 2002 (UNAUDITED)
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                 FACE AMOUNT      VALUE
--------                                 -----------   ------------
K2 USA LLC
  2.09%, 01/21/03                        $ 5,000,000   $  4,997,061
  2.21%, 11/12/02                         10,000,000     10,000,000
Links Finance LLC
  2.20%, 11/19/02                         15,000,000     15,000,000
  2.58%, 11/13/02                         15,000,000     15,000,000
  2.80%, 03/17/03                         20,000,000     20,000,000
  3.00%, 04/15/03                         15,000,000     15,000,000
Morgan Stanley Dean Witter & Co.
  7.13%, 01/15/03                         20,000,000     20,517,280
Sigma Finance Inc.
  4.16%, 08/06/02                         10,000,000     10,000,000
                                                       ------------
TOTAL MEDIUM TERM NOTES
  (Cost: $180,510,341)                                  180,510,341
                                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.17%
Federal National Mortgage Association

  1.77%, 08/07/02                         25,000,000     24,952,198
                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost: $24,952,198)                                    24,952,198
                                                       ------------
VARIABLE & FLOATING RATE NOTES--24.76%
Associates Corp. NA
  1.96%, 06/15/04                         15,000,000     14,996,792
Associates Manufactured Housing
  Certificates
  2.07%, 10/15/02                          3,130,788      3,130,788
Bank of America Corp.
  2.36%, 08/01/02                          2,000,000      2,000,821
Bank One Corp.
  2.01%, 08/12/02                          2,000,000      2,000,477
  2.07%, 04/22/03                         50,000,000     50,093,327
  2.13%, 02/18/03                          5,000,000      5,008,742
Bank One NA
  2.07%, 09/16/02                         10,000,000     10,004,138



SECURITY                                  FACE AMOUNT      VALUE
--------                                  -----------  --------------
First Union National Bank
  1.98%, 10/29/02                        $30,000,000   $ 30,005,916
  2.02%, 08/16/02                         10,000,000     10,001,561
  2.02%, 09/06/02                          2,000,000      2,000,459
Fleet National Bank
  1.97%, 09/03/02                          1,000,000      1,000,256
  1.98%, 07/31/02                          3,000,000      3,000,477
General Electric Capital Corp.
  1.84%, 05/28/03                         10,000,000     10,002,732
Goldman Sachs Group Inc.
  2.20%, 01/17/03                         12,000,000     12,016,037
  2.21%, 01/14/03                         10,000,000     10,014,041
  6.60%, 07/15/02                          7,600,000      7,613,602
  7.80%, 07/15/02                          5,000,000      5,011,185
Holmes Financing No. 5 Series 1
  1.85%, 10/15/02                         54,000,000     54,002,188
K2 USA LLC
  1.81%, 02/18/03                         10,000,000      9,999,364
  1.84%, 10/21/02                         15,000,000     15,000,000
  2.68%, 04/25/03                         10,000,000     10,000,000
Key Bank NA
  1.86%, 02/03/03                         25,000,000     25,003,256
  2.10%, 07/02/02                         20,500,000     20,500,110
Links Finance LLC
  1.82%, 06/16/03                         10,000,000      9,999,034
Merrill Lynch & Co. Inc.
  1.82%, 05/02/03                         20,000,000     20,000,000
  2.09%, 07/24/02                          4,000,000      4,000,557
  2.10%, 01/29/03                          8,000,000      8,008,853
Morgan Stanley Dean Witter & Co.
  2.02%, 01/16/03                         23,000,000     23,024,883
  2.08%, 03/13/03                         19,790,000     19,818,022
  2.15%, 01/16/03                          6,800,000      6,807,399
Nationwide Building Society
  1.84%, 02/14/03                         50,000,000     50,000,000


                          MONEY MARKET MASTER PORTFOLIO

                           JUNE 30, 2002 (UNAUDITED)
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                  FACE AMOUNT      VALUE
--------                                  -----------  --------------

Sigma Finance Inc.
  2.01%, 11/15/02                         $25,000,000   $ 24,998,680
Unilever NV

  2.06%, 10/24/02                          47,300,000     47,326,357
                                                       -------------
TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $526,390,054)                                   526,390,054
                                                       -------------
REPURCHASE AGREEMENTS--2.48%
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 06/28/02, due
  07/01/02, with a maturity value
  of $25,004,083 and an effective
  yield of 1.96%.                          25,000,000     25,000,000


SECURITY                                  FACE AMOUNT      VALUE
--------                                  -----------  --------------


Merrill Lynch Tri-Party
  Repurchase Agreement, dated
  06/28/02, due 07/01/02, with
  a maturity value of $27,708,525
  and an effective yield of 1.96%.        $27,704,000  $   27,704,000
                                                       --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost: $52,704,000)                                      52,704,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES--99.66%
  (Cost $2,119,040,513)                                 2,119,040,513
                                                       --------------
Other Assets, Less Liabilities--0.34%                       7,164,773
                                                       --------------
NET ASSETS--100.00%                                    $2,126,205,286
                                                       ==============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)



ASSETS
Investments in securities, at amortized cost
  (Cost: $2,119,040,513) (Note 1) ..........      $2,119,040,513
Cash .......................................                 410
Receivables:
    Interest ...............................           7,529,915
                                                  --------------
TOTAL ASSETS ...............................       2,126,570,838
                                                  --------------
LIABILITIES
Payables:
    Advisory fees (Note 2) .................             365,552
                                                  --------------
TOTAL LIABILITIES ..........................             365,552
                                                  --------------
NET ASSETS .................................      $2,126,205,286
                                                  ==============


   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)



NET INVESTMENT INCOME
    Interest .....................................      $20,755,189
                                                        -----------
TOTAL INVESTMENT INCOME ..........................       20,755,189
                                                        -----------
EXPENSES (NOTE 2)
    Advisory fees ................................        1,025,353
                                                        -----------
TOTAL EXPENSES ...................................        1,025,353
                                                        -----------
NET INVESTMENT INCOME ............................       19,729,836
                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments .....            4,880
                                                        -----------
NET GAIN ON INVESTMENTS ..........................            4,880
                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .....................................      $19,734,716
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS        FOR THE YEAR
                                           ENDED JUNE 30, 2002           ENDED
                                               (UNAUDITED)         DECEMBER 31, 2001
                                          ----------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income ..........          $    19,729,836       $    36,484,704
    Net realized gain ..............                    4,880                26,158
                                              ---------------       ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..................               19,734,716            36,510,862
                                              ---------------       ---------------
Interestholder transactions:
    Contributions ..................            4,646,887,628         7,101,626,395
    Withdrawals ....................           (4,304,899,169)       (5,886,952,331)
                                              ---------------       ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM INTERESTHOLDER TRANSACTIONS .              341,988,459         1,214,674,064
                                              ---------------       ---------------
INCREASE IN NET ASSETS .............              361,723,175         1,251,184,926

NET ASSETS:
Beginning of period ................            1,764,482,111           513,297,185
                                              ---------------       ---------------
END OF PERIOD ......................          $ 2,126,205,286       $ 1,764,482,111
                                              ===============       ===============




   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

    The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

FEDERAL INCOME TAXES

    MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

                         MONEY MARKET MASTER PORTFOLIO
meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

REPURCHASE AGREEMENTS

    The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Master Portfolio at June 30, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                AGGREGATE MARKET
REPURCHASE AGREEMENT                   INTEREST RATE(S)    MATURITY DATE(S)          VALUE
--------------------                   ----------------   -------------------   ----------------
    Goldman Sachs Tri-Party.........     6.00 -  8.00%    08/01/11 - 02/01/32     $25,500,001
    Merrill Lynch Tri-Party.........     3.92 - 10.99     12/01/07 - 08/01/38      28,033,337


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

                         MONEY MARKET MASTER PORTFOLIO

    Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    At June 30, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

    Financial highlights for the Master Portfolio were as follows:

                                    SIX MONTHS
                                       ENDED          YEAR ENDED       YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                   JUNE 30, 2002     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    FEBRUARY 28,
                                    (UNAUDITED)          2001             2000            1999(1)         1999(2)
                                   --------------    ------------     ------------    -------------   -------------
Ratio of expenses to
  average net assets/(3)/......         0.10%            0.10%            0.10%            0.10%          0.10%
Ratio of net investment
  income to average net
  assets/(3)/ .................         1.94%            3.66%            6.43%            5.23%          5.17%
Total return ..................         0.95%(4)         4.23%            6.52%            4.44%(4)       2.61%(4)


---------
(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)  Annualized for periods of less than one year.
(4)  Not annualized.

                                TABLE OF CONTENTS

                                                                    Page
                                                                    ----

                      HEWITT SERIES TRUST

Manager's Discussion and Analysis .............................       1

Statement of Assets and Liabilities ...........................       2

Statements of Operations ......................................       3

Statements of Changes in Net Assets ...........................       4

Financial Highlights ..........................................       5

Notes to Financial Statements .................................       7

                   MASTER INVESTMENT PORTFOLIO

Schedule of Investments .......................................      10

Statement of Assets and Liabilities ...........................      14

Statement of Operations .......................................      15

Statements of Changes in Net Assets ...........................      16

Notes to the Financial Statements .............................      17


                              [PHOTO APPEARS HERE]

                               Hewitt Series Trust
                            Hewitt Money Market Fund
                              Hewitt Institutional
                                Money Market Fund

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002